UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    October 31, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $472957


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           common           02364J104     2041   135100 SH       SOLE                                     135100
Altria Group                   common           02209S103    12653   288885 SH       SOLE                   150000            138885
American Express Co.           common           025816109     1268    28150 SH       SOLE                    25000              3150
Americredit Corp.              common           03060R101    22342  2169100 SH       SOLE                  1820000            349100
Anheuser Busch Co.             common           035229103     1386    28082 SH       SOLE                                      28082
Apogent Technologies Inc.      common           03760A101    10231   490450 SH       SOLE                   400000             90450
Bandag, Inc. Cl. A             common           059815308     2088    68350 SH       SOLE                    45000             23350
Berkshire Hathaway Cl. A       common           084670108    12750      170 SH       SOLE                                        170
Berkshire Hathaway Cl. B       common           084670207     2074      831 SH       SOLE                                        831
Blair Corp.                    common           092828102     1663    79975 SH       SOLE                    40000             39975
Bristol Myers Squibb           common           110122108    17299   674175 SH       SOLE                   520000            154175
Cadbury Schweppes              common           127209302     8213   327325 SH       SOLE                   200000            127325
CenturyTel Inc.                common           156700106     2138    63100 SH       SOLE                                      63100
Chicago Rivet & Machine        common           168088102      374    13825 SH       SOLE                                      13825
Clorox                         common           189054109    20233   441088 SH       SOLE                   360000             81088
Coca-Cola Co.                  common           191216100     7440   173175 SH       SOLE                   120000             53175
Electronic Data Syst           common           285661104    14445   715075 SH       SOLE                   520000            195075
Emerson Electric Co.           common           291011104      753    14300 SH       SOLE                                      14300
Equifax Inc.                   common           294429105     1539    69100 SH       SOLE                                      69100
Ethan Allen Interiors          common           297602104     2009    55800 SH       SOLE                                      55800
Federal Home Loan              common           313400301    15026   287027 SH       SOLE                   185000            102027
Federal Nat'l Mtg.             common           313586109     5739    81750 SH       SOLE                    80000              1750
First Data Corp.               common           319963104    14682   367425 SH       SOLE                   130000            237425
First Health Group             common           320960107    11058   422875 SH       SOLE                   320000            102875
Gannett Company                common           364730101     1004    12940 SH       SOLE                                      12940
Gemstar-TV Guide Int'l         common           36866W106     1816   384000 SH       SOLE                   300000             84000
General Electric Co.           common           369604103      329    11050 SH       SOLE                                      11050
H&R Block                      common           093671105     8452   195875 SH       SOLE                   145000             50875
Henkel KGAA sponsored ADR      common           42550U109    26437   412750 SH       SOLE                   350000             62750
IMS Health                     common           449934108     2266   107400 SH       SOLE                   100000              7400
Interpublic Group Co.          common           460690100    13588   962325 SH       SOLE                   673100            289225
Interstate Bakeries Corp.      common           46072H108     5155   343700 SH       SOLE                   310000             33700
Johnson & Johnson              common           478160104     3107    62740 SH       SOLE                                      62740
Kraft Foods, Inc.              common           50075n104    39542  1340400 SH       SOLE                  1140000            200400
Lancaster Colony Corp.         common           513847103    28878   726125 SH       SOLE                   510000            216125
Liberty Media Corp. A          common           530718105    31910  3200561 SH       SOLE                  2240000            960561
Lubrizol Corp.                 common           549271104     1371    42250 SH       SOLE                    40000              2250
MBIA Inc.                      common           55262C100     3635    66125 SH       SOLE                    60000              6125
MGIC Investment                common           552848103     4651    89325 SH       SOLE                    80000              9325
Markel Corp.                   common           570535104     1485     5560 SH       SOLE                                       5560
Masco Corp.                    common           574599106     1939    79200 SH       SOLE                                      79200
Merck & Co. Inc.               common           589331107     1640    32400 SH       SOLE                                      32400
Microsoft Corp.                common           594918104     3063   110220 SH       SOLE                   100000             10220
NICOR Inc.                     common           654086107     5702   162275 SH       SOLE                   140000             22275
PepsiCo Inc.                   common           713448108     4877   106410 SH       SOLE                    90000             16410
Pfizer Inc.                    common           717081103     3875   127550 SH       SOLE                   100000             27550
Procter & Gamble Co.           common           742718109     1674    18030 SH       SOLE                                      18030
Russ Berrie & Co.              common           782233100     2779    82500 SH       SOLE                    50000             32500
Saucony Inc. Cl B              common           804120202     2376   171650 SH       SOLE                   125000             46650
ServiceMaster Co.              common           81760N109     1753   170865 SH       SOLE                   130000             40865
TJX Co.                        common           872540109     1893    97500 SH       SOLE                                      97500
Torchmark Corp.                common           891027104     1126    27700 SH       SOLE                                      27700
Tribune Co. New                common           896047107     1446    31500 SH       SOLE                                      31500
Trizec Properties              common           89687P107     9138   745325 SH       SOLE                   670000             75325
Tupperware Corp.               common           899896104     2536   189550 SH       SOLE                   170000             19550
Tyco Int'l LTD                 common           902124106    50574  2475500 SH       SOLE                  1670000            805500
U.S. Bancorp                   common           902973304     5167   215365 SH       SOLE                   180000             35365
Unilever NV (NEW)              common           904784709     1065    18000 SH       SOLE                                      18000
Wal Mart Stores Inc.           common           931142103      201     3600 SH       SOLE                                       3600
Washington Mutual              common           939322103     3236    82200 SH       SOLE                    80000              2200
Waste Management Inc.          common           94106L109     1220    46625 SH       SOLE                                      46625
Wesco Financial Co.            common           950817106     2387     7020 SH       SOLE                                       7020
Wyeth                          common           983024100      221     4800 SH       SOLE                                       4800